GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
GOODWILL AND INTANGIBLE ASSETS, NET
NOTE 12. GOODWILL AND INTANGIBLE ASSETS, NET
Intangibles assets and goodwill net are as follows:

	December 31, 2024	December 31, 2023
In millions of COP
Goodwill	9,017,419	7,818,125
Intangible assets, net	750,484	671,572
Total intangible assets and goodwill, net	9,767,903	8,489,697
12.1. Intangible assets
The following table sets forth the Bank’s intangible assets as of December 31, 2024 and 2023, including the reconciliation of initial and final balances of the cost and accrued amortization:
As of December 31, 2024

Cost	Trademarks	Licenses, software and computer applications	Client relationships	Total
In millions of COP
Balance at January 1, 2024	22,596	1,409,836	440,636	1,873,068
Acquisitions	-	211,456	-	211,456
Write off	-	(85,717)	-	(85,717)
Foreign currency translation adjustment	3,471	119,874	67,686	191,031
Balance at December 31, 2024	26,067	1,655,449	508,322	2,189,838

Amortization	Trademarks	Licenses, software and computer applications	Client relationships	Total
In millions of COP
Balance at January 1, 2024	22,596	741,765	437,135	1,201,496
Write off	-	(76,876)	-	(76,876)
Amortization expense(1)	-	168,647	1,493	170,140
Foreign currency translation adjustment	3,471	73,853	67,270	144,594
Balance at December 31, 2024	26,067	907,389	505,898	1,439,354

Intangible assets at December 31, 2024, net	-	748,060	2,424	750,484
(1)See Note 26.3. Impairment, depreciation and amortization.
As of December 31, 2023

Cost	Trademarks	Licenses, software and computer applications	Client relationships	Total
In millions of COP
Balance at January 1, 2023	28,438	1,361,258	554,558	1,944,254
Acquisitions	-	352,248	-	352,248
Write off	-	(119,482)	-	(119,482)
Foreign currency translation adjustment	(5,842)	(184,188)	(113,922)	(303,952)
Balance at December 31, 2023	22,596	1,409,836	440,636	1,873,068

Amortization	Trademarks	Licenses, software and computer applications	Client relationships	Total
In millions of COP
Balance at January 1, 2023	28,437	765,339	547,947	1,341,723
Write off	-	(119,482)	-	(119,482)
Amortization expense(1)	-	210,333	1,984	212,317
Foreign currency translation adjustment	(5,841)	(114,425)	(112,796)	(233,062)
Balance at December 31, 2023	22,596	741,765	437,135	1,201,496

Intangible assets at December 31, 2023, net	-	668,071	3,501	671,572
(1)See Note 26.3. Impairment, depreciation and amortization.
As of December 31, 2024 and 2023, the assessment made by the Bank indicates there is no evidence of impairment of intangible assets.
As of December 31, 2024 and 2023, the Bank does not have intangible assets with restricted ownership, intangible assets pledged as collateral or contractual agreements for the acquisition of this class of assets.
Research and development costs
During the period ended at December 31, 2024, 2023 and 2022, the Bank incurred in research and development expenditures on non-capitalized intangible assets for COP 65,010, COP 64,363 and COP 40,229, respectively, recognized in the Consolidated Statement of Income. These costs were the result of the analysis design and implementation of the transformation projects, the most representative of which were: core transformation in Banistmo S.A. and Core Nequi Renewal (Colombia). The expenses were recorded mainly as fees in the line ‘Other administrative and general expenses’ of the Consolidated Statement of Income.
Intangibles which did not meet the criteria to be recognized as assets
During the period ended December 31, 2024, 2023 and 2022, the Bank recognized in the Consolidated Statement of Income the amount of COP 3,552, COP 1,026 and COP 49,079, respectively, related to expenditures which were not recognized as intangible assets. These expenses were not recorded as assets due to the lack of characteristics to be reliably identifiable, and those assets do not support critical processes to be recognized as intangible assets.
12.2 Goodwill
The following table presents the goodwill:

	December 31, 2024	December 31, 2023
In millions of COP
Balance at beginning of the year, net	7,818,125	9,836,661
Effect of change in foreign exchange rate(1)	1,199,294	(2,018,536)
Balance at end of the year, net	9,017,419	7,818,125
(1)The market representative rate at the end of December 31, 2024, 2023 and 2022 is COP 4,409.15, COP 3,822.05 and COP 4,810.20, respectively. See Note 2.D.1. Functional currency, transactions and balances in foreign currency.
The Bank tests goodwill recognized as a result of business combinations for impairment at least annually using a process that begins with an estimation of the recoverable amount of a group of cash-generation units equal to the operating segment. Recoverable amount is determined by management by reference to market value, if available, by pricing models, or with the assistance of a valuation specialist. Determination of recoverable amount requires management to make assumptions and use estimates to forecast cash flow for periods that are beyond the normal requirements of management reporting; the assessment of the appropriate discount rate; estimation of the recoverable amount of cash-generation units; and the valuation of the separable assets of each business whose goodwill is being reviewed.
The key assumptions used by management in determining the recoverable amount as of December 31, 2024 and 2023 are:
As of December 31, 2024

Operating segment	Valuation methodology	Key assumptions	Discount rate (real)(1)	Growth rate (real)(2)	Goodwill 2024
In millions of COP
Banking Panama	Discounted Cash flow	5 years plan	10.50%	4.40%	6,733,971
Banking El Salvador(3)	Discounted Cash flow	5 years plan	14.90% and 14.30%	3.90%	1,243,711
Banking Guatemala	Discounted Cash flow	5 years plan	11.70%	5.10%	1,029,077
Others segments	Comparable multiples	Multiples EV/ Revenue and EV/EBITDA	Does not apply	Does not apply	10,660
Total					9,017,419
(1)The discount rate is the return that would be expected for an investment that generates cash flows similar to those that are expected to be obtained from the use of the CGU. CAPM (Capital Asset Pricing Model) methodology was used as a basis to determine this rate.
(2)This rate is equivalent to the nominal or real growth of the economy in Guatemala, Panama and El Salvador, which is considered an important concept for the growth of the banking industry.
(3)Corresponds to the discount rate used for the short and long term, respectively.
As of December 31, 2023

Operating segment	Valuation methodology	Key assumptions	Discount rate (real)(1)	Growth rate (real)(2)	Goodwill 2023
In millions of COP
Banking Panama	Discounted Cash flow	5 years plan	10.90%	4.50%	5,837,310
Banking El Salvador(3)	Discounted Cash flow	5 years plan	17.10% and 15.50%	3.70%	1,078,105
Banking Guatemala	Discounted Cash flow	5 years plan	12.30%	4.80%	892,050
Others segments	Comparable multiples	Multiples EV/ Revenue and EV/EBITDA	Does not apply	Does not apply	10,660
Total					7,818,125
(1)The discount rate is the return that would be expected for an investment that generates cash flows similar to those that are expected to be obtained from the use of the CGU. CAPM (Capital Asset Pricing Model) methodology was used as a basis to determine this rate.
(2)This rate is equivalent to the nominal or real growth of the economy in Guatemala, Panama and El Salvador, which is considered an important concept for the growth of the banking industry.
(3)Corresponds to the discount rate used for the short and long term, respectively.
In 2024 and 2023, the Bank tested the aforementioned goodwill for impairment purposes at the following operating segment levels: Banking Panama, Banking El Salvador and Banking Guatemala. Each operating segment represents a group of cash generating units. Evaluating the goodwill impairment at an operating segment level ensures the alignment with the approach used by the CODM (Chief Operating Decision Maker) to make decisions about resources to be allocated to the segments and assess its performance. After the valuation, it was determined that there is no impairment loss for any of the cash-generating units mentioned above during 2024 and 2023.

Sensitivity analysis:
In order to assess the impact of changes in certain significant inputs such as the discount rate and the growth rate in the operating segments’ recoverable amount, the Bank undertook a sensitivity analysis of these inputs through alternative scenarios.
The tables below present the estimated recoverable amount of each operating segment obtained as a result of sensitivity analysis for the discount rate and growth rate in basis points (bips):
As of December 31, 2024
Banking Panama

	+50 bips	Discount rate	-50 bips
Growth rate	11.00%	10.50%	10.00%
4.40%	12,069,096	13,061,970	14,232,692

	-50 bips	Growth rate	+50bips
Discount rate	3.90%	4.40%	4.90%
10.50%	12,512,669	13,061,970	13,709,357
Banking El Salvador

	+100 bips	Discount rate	-100 bips
	15.90%	14.90%	13.90%
Growth rate	15.30%	14.30%	13.30%
3.90%	4,821,361	5,290,874	5,861,625

	-50 bips	Growth rate	+50 bips
Discount rate	3.40%	3.90%	4.40%
14.90% and 14.30%	5,201,761	5,290,874	5,388,987
Banking Guatemala

	+50 bips	Discount rate	-50 bips
Growth rate	12.20%	11.70%	11.20%
5.10%	4,433,281	4,819,854	5,271,139

	-50 bips	Growth rate	+50 bips
Discount rate	4.60%	5.10%	5.60%
11.70%	4,665,498	4,819,854	4,999,513
As of December 31, 2023
Banking Panama

	+50 bips	Discount rate	-50 bips
Growth rate	11.40%	10.90%	10.40%
4.50%	10,826,278	11,721,608	12,770,528

	-50 bips	Growth rate	+50bips
Discount rate	4.00%	4.50%	5.00%
10.90%	11,224,673	11,721,608	12,302,770
Banking El Salvador

	+100 bips	Discount rate	-100 bips
	18.10%	17.10%	16.10%
Growth rate	16.50%	15.50%	14.50%
3.70%	3,909,551	4,241,177	4,634,962

	-50 bips	Growth rate	+50 bips
Discount rate	3.20%	3.70%	4.20%
17.10% and 15.50%	4,182,324	4,241,177	4,305,238
Banking Guatemala

	+50 bips	Discount rate	-50 bips
Growth rate	12.80%	12.30%	11.80%
4.80%	3,903,356	4,224,256	4,592,449

	-50 bips	Growth rate	+50 bips
Discount rate	4.30%	4.80%	5.30%
12.30%	4,090,025	4,224,256	4,377,661
The Bank considers goodwill as an asset with indefinite useful life.
12.3 Business combination
For 2024 and 2023 there were no business combinations, for 2022 the business combination effected by the Bank is below:
P.A. FAI CALLE 77
On June 4, 2021, Bancolombia S.A. entered into an agreement with CCLA Colombia S.A.S. for the conditional assignment of the fiduciary rights of the Trust named P.A. FAI Calle 77, which owns the Nomad 77 Building located in the city of Bogotá (Colombia), which is the first project built for Multifamily rental housing in Colombia. Bancolombia S.A. concluded that it has control over the P.A. FAI Calle 77 given that it has exposures, or rights, to variable returns from its involvement in the investee and also has the ability to use its power to affect returns from the rental housing activity, through its participation in executive committees, and has the capacity to direct the activity that most significantly affects returns of all business – namely, approval rights over the disposal of the real estate projects.
The transaction was completed on March 1, 2022, upon Bancolombia S.A. obtaining the registration that qualifies it as a lessor of real estate for urban housing from the “Secretaría de Habitat” of Bogota. This registration was the condition to which the transfer of the fiduciary rights was subject. The Bank also obtained control of the P.A. FAI Calle 77 Trust on March 1, 2022, and has an equity interest of 98.00%. This acquisition reflects the Bank's objective to evolve its value proposition based on the current needs of the market, seeking to provide a differential service in rental housing.
The consideration paid by Bancolombia S.A. was COP 56,968, which consisted of a cash advance of COP 29,025 on June 9, 2021 and settlement of an active financial leasing operation with the sellers for COP 27,943.
The acquisition of the P.A. FAI Calle 77 Trust was accounted for in accordance with the acquisition method of IFRS 3. The purchase price was assigned to the assets and liabilities acquired, based on their estimated fair values at the acquisition date.
The Bank opted to measure the non-controlling interest in the acquiree of 2.00% at fair value, which amounted to COP 1,166 at the date of acquisition.
The estimate of the fair value of the assets acquired and liabilities assumed was based on information available as of March 1, 2022. The Bank believes that this information provides a reasonable basis for determining fair values:

In millions of COP
Purchase Price Allocation
Pruchase price on June 9, 2021	56,968
Non-controlling interest at fair value	1,166
TOTAL	58,134

Fair value of net assets acquired
ASSETS
Cash and cash equivalents	799
Accounts receivable	299
Premises and equipment, net	3
Investments property	60,850
Other assets	78
Total Assets	62,029

LIABILITIES
Accounts payable	1,080
Deferred tax	283
Other liabilities	99
Total Liabilities	1,462
Fair value of net assets acquired	60,567

Gain from a bargain purchase	2,433
The acquisition of P.A. FAI Calle 77 Trust resulted in the recognition of a gain from a bargain purchase of COP 2,433, which was recognized in “Dividends and net income on equity investments” line item of the Consolidated Statement of Income. The amount of the identifiable net assets of the acquiree exceeds the fair value of the consideration transferred, plus the fair value of the non-controlling interest therein, due to the fact that the price was agreed 9 months before the effective transfer of control of the business, reflecting a valuation of the assets.
Acquisition-related cost
In connection with the acquisition, the Bank incurred costs which are recorded in the "Other administrative and general expenses" line item of the Consolidated Statement of Income.